Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income		$ 58,595	$ 77,674
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	[1]	71,838	72,493
Bad debt (recovery) expense, net		(305)	477
Amortization of unamortized debt issuance costs and accretion of bond discounts		2,344	2,615
Gain on sale of owned fleet containers, net		(9,548)	(15,913)
Share-based compensation expense		2,261	1,727
Changes in operating assets and liabilities	[1]	27,056	48,886
Total adjustments		93,646	110,285
Net cash provided by operating activities		152,241	187,959
Cash flows from investing activities:
Purchase of containers		(7,775)	(204,445)
Payments on container leaseback financing receivable			(303,894)
Proceeds from sale of containers		41,908	29,656
Receipt of principal payments on container leaseback financing receivable		13,156	7,444
Other	[1]	5	(2,031)
Net cash provided by (used in) investing activities		47,294	(473,270)
Cash flows from financing activities:
Proceeds from debt			482,100
Payments on debt		(163,041)	(149,262)
Principal repayments on container leaseback financing liability, net		(204)	(200)
Purchase of treasury shares		(41,659)	(36,409)
Issuance of common shares upon exercise of share options		337	3,906
Dividends paid on common shares		(12,865)	(12,054)
Dividends paid on preferred shares		(4,969)	(4,969)
Net cash (used in) provided by financing activities		(222,401)	283,112
Effect of exchange rate changes		66	(56)
Net change in cash, cash equivalents and restricted cash		(22,800)	(2,255)
Cash, cash equivalents and restricted cash, beginning of the year		267,409	282,572
Cash, cash equivalents and restricted cash, end of the period		244,609	280,317
Supplemental disclosures of cash flow information:
Interest paid		39,475	32,266
Income taxes paid		3	140
Receipt of payments on finance leases, net of income earned		33,142	53,132
Supplemental disclosures of noncash investing activities:
Decrease in accrued container purchases		4,831	10,913
Containers placed in finance leases		$ 736	$ 57,361

[1]	Amounts for the period ended March 31, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).